SEGMENTED DISCLOSURE INFORMATION - Revenues (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 CAD ($) segment	Dec. 31, 2022 CAD ($)
Geographic segmentation:
Number of reportable segments | segment	1
Revenue	$ 521,250	$ 455,579
Trust's total revenue	100.00%	100.00%
Canada
Geographic segmentation:
Revenue	$ 80,460	$ 75,934
Trust's total revenue	15.00%	17.00%
United States
Geographic segmentation:
Revenue	$ 296,520	$ 251,746
Trust's total revenue	58.00%	55.00%
Austria
Geographic segmentation:
Revenue	$ 63,825	$ 59,523
Trust's total revenue	12.00%	13.00%
Germany
Geographic segmentation:
Revenue	$ 38,800	$ 31,823
Trust's total revenue	7.00%	7.00%
Netherlands
Geographic segmentation:
Revenue	$ 41,645	$ 34,945
Trust's total revenue	8.00%	8.00%
Other Europe
Geographic segmentation:
Revenue	$ 0	$ 1,608
Trust's total revenue	0.00%	0.00%